Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 02, 2012	Nov. 27, 2011
Consolidated Balance Sheets
Accounts receivable, allowance for doubtful accounts, discounts and returns (in dollars)	$ 29,959	$ 30,104
Other intangibles, accumulated amortization (in dollars)	$ 5,005	$ 3,496
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, Authorized shares	50,000,000	50,000,000
Preferred stock, Issued shares	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, Authorized shares	600,000,000	600,000,000
Common stock, Issued shares	104,322,000	100,916,000
Common stock, outstanding shares	104,322,000	100,916,000
Treasury stock, shares	655,000	0